SIMT TAX-MANAGED SMALL CAP FUND (Prospectus Summary): | SIMT TAX-MANAGED SMALL CAP FUND
Tax-Managed Small Cap Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small Cap Fund

Supplement dated July 8, 2011
to the Class A Shares and Class G Shares Prospectuses dated January 31, 2011

THE INFORMATION SET FORTH BELOW IS EFFECTIVE SEPTEMBER 6, 2011

This Supplement provides new and additional information beyond that contained in the Class A and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

Notification of Change in Name and Investment Strategy of the Tax-Managed Small Cap Fund

On May 11, 2011, the Board of Trustees of SEI Institutional Managed Trust approved the following changes to the Tax-Managed Small Cap Fund (the "Fund"):

•  Changing the name of the Fund to the Tax-Managed Small/Mid Cap Fund; and

•  Changing the Fund's current investment policy of investing at least 80% of its net assets in equity securities of small companies, including ETFs, to a policy that requires the Fund to invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.

Each of the foregoing changes will be effective September 6, 2011. Please note that the Fund will continue to invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-740 (07/11)

As a result of the foregoing, effective September 6, 2011, the first sentence in the "Principal Investment Strategies" section of the Fund Summary is hereby deleted and replaced with the following:
Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.
In addition, effective September 6, 2011, the text relating to "Investment Style Risk" and "Small Capitalization Risk" in the "Principal Risks" section of the Fund Summary is hereby deleted and replaced with the following:

Investment Style Risk —The risk that small or mid-capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Small and Medium Capitalization Risk —Smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and mid-capitalization stocks may be traded over the counter or listed on an exchange.

There are no other changes to the Tax-Managed Small Cap Fund